Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance	$ 44,584,000		$ 57,752,000
Unrecognized tax benefits	5,207,000		6,621,000	17,638,000
Reasonably possible decrease in unrecognized tax benefits		(2,100,000)
Payment of interest accrued	900,000		2,000,000
Gross deferred tax assets	414,992,000		463,469,000
Gross deferred tax liabilities	86,044,000		130,007,000
Deferred Tax Assets Net	370,408,000		405,717,000
Capital Gains Carryforward Period	5 years
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 44,400,000